SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012
Quarterly Cash Distribution [Abstract]
Date of authorization of quarterly cash distribution from BOD	Jul. 22, 2013	Apr. 22, 2013	Jan. 21, 2013
Distribution per unit	$ 0.4425	$ 0.4425	$ 0.4425
Date of payment of quarterly cash distribution	Aug. 13, 2013	May 14, 2013	Feb. 14, 2013
Record date of quarterly cash distribution	Aug. 08, 2013	May 10, 2013	Feb. 08, 2013
Aggregate amount of distribution	$ 29,936	$ 29,936	$ 27,563